Average Annual Total Returns{- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund Retail PRO-08 - Fidelity® Contrafund®	Fidelity Contrafund-Retail Class Return Before Taxes Past 1 year	Fidelity Contrafund-Retail Class Return Before Taxes Past 5 years	Fidelity Contrafund-Retail Class Return Before Taxes Past 10 years	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Contrafund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Contrafund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	24.36%	22.63%	17.96%	21.35%	20.51%	16.25%	16.45%	18.07%	14.75%	28.71%	18.47%	16.55%